[ALGER LOGO]


                THE ALGER
                INSTITUTIONAL FUNDS


                CLASS I SHARES
                AVAILABLE FOR INVESTMENT BY INSTITUTIONAL
                INVESTORS

                PROSPECTUS
                FEBRUARY 28, 2004



                ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
                ALGER MIDCAP GROWTH INSTITUTIONAL FUND
                ALGER LARGECAP GROWTH INSTITUTIONAL FUND
                ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
                ALGER BALANCED INSTITUTIONAL FUND
                ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND



                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

                An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

1 ............... RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

      1 ......... INVESTMENTS

                  Alger SmallCap Growth Institutional Fund ..................  1
                  Alger MidCap Growth Institutional Fund ....................  2
                  Alger LargeCap Growth Institutional Fund ..................  2
                  Alger Capital Appreciation Institutional Fund .............  2
                  Alger Balanced Institutional Fund .........................  2
                  Alger Socially Responsible Growth Institutional Fund ......  3

      3 ......... RISKS

                  Alger SmallCap Growth Institutional Fund ..................  4
                  Alger MidCap Growth Institutional Fund ....................  4
                  Alger LargeCap Growth Institutional Fund ..................  4
                  Alger Capital Appreciation Institutional Fund .............  4
                  Alger Balanced Institutional Fund .........................  4
                  Alger Socially Responsible Growth Institutional Fund ......  4

      5 ......... PERFORMANCE

                  Alger SmallCap Growth Institutional Fund ..................  6
                  Alger MidCap Growth Institutional Fund ....................  6
                  Alger LargeCap Growth Institutional Fund ..................  7
                  Alger Capital Appreciation Institutional Fund .............  7
                  Alger Balanced Institutional Fund .........................  8
                  Alger Socially Responsible Growth Institutional Fund ......  8

9 ............... FEES AND EXPENSES

11 .............. MANAGEMENT AND ORGANIZATION

14 .............. SHAREHOLDER INFORMATION

                  Distributor ............................................... 14
                  Transfer Agent ............................................ 14
                  Classes of Fund Shares .................................... 15
                  Purchasing and Redeeming Fund Shares ...................... 15

16 .............. FINANCIAL HIGHLIGHTS

                  Alger SmallCap Growth Institutional Fund .................. 16
                  Alger MidCap Growth Institutional Fund .................... 18
                  Alger LargeCap Growth Institutional Fund .................. 20
                  Alger Capital Appreciation Institutional Fund ............. 22
                  Alger Balanced Institutional Fund ......................... 22
                  Alger Socially Responsible Growth Institutional Fund ...... 23

BACK COVER: ..... How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER INSTITUTIONAL FUNDS

The investment goal and primary approach of each Fund is discussed individually below. All of the Funds, with the exception of the fixed-income portion of the Balanced Institutional Fund, invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  HIGH UNIT VOLUME GROWTH

   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  POSITIVE LIFE CYCLE CHANGE

   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will generally dictate in which Fund(s) the securities will be placed. The market capitalization of a company is its price per share multiplied by the number of its outstanding shares.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SMALLCAP INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER SMALLCAP GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH:  The  Fund  focuses  on  small,   fast-growing  companies  that  offer
innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests primarily in the equity securities of small-capitalization companies. A small-capitalization company has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER  MIDCAP  GROWTH   INSTITUTIONAL   FUND   (FORMERLY   ALGER  MIDCAP  GROWTH
INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER MIDCAP GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM
CAPITAL APPRECIATION.

APPROACH: The Fund focuses on midsize companies with promising growth potential. Under normal circumstances, the Fund invests primarily in the equity securities of medium-capitalization companies. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER LARGECAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER LARGECAP GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Fund invests primarily in the equity securities of large-capitalization companies. The Fund considers a large-capitalization company to have a market capitalization of $10 billion or greater.

ALGER  CAPITAL   APPRECIATION   INSTITUTIONAL   FUND  (FORMERLY   ALGER  CAPITAL
APPRECIATION INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: Under normal circumstances, the Fund invests in the equity securities of companies of any size which demonstrate promising growth potential.

ALGER  BALANCED   INSTITUTIONAL  FUND  (FORMERLY  ALGER  BALANCED  INSTITUTIONAL
PORTFOLIO)

GOAL: THE ALGER BALANCED INSTITUTIONAL FUND SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

APPROACH: The Fund focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Fund invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency. Ordinarily, at least 25% of the Fund's net assets are invested in fixed-income securities.

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: Under normal circumstances, the Fund invests primarily in equity securities of companies of any market capitalization that, in the opinion of the Fund's management, conduct their business in a socially responsible manner, while demonstrating promising growth potential. Socially responsible conduct extends to the areas of protection of the environment, fair labor practices, equal employment opportunity, the protection of consumers, and, more generally, the enhancement of the quality of life. For example, the Fund seeks to avoid investments in companies that consistently employ unfair labor practices or maintain practices that degrade the environment. The Fund does not invest in companies primarily engaged in the manufacturing or distribution of weapons, tobacco or alcohol or the operation of gambling establishments.


[GRAPHIC OMITTED]

RISKS

RISKS APPLICABLE TO ALL EQUITY FUNDS

As with any fund that invests in stocks, your investment may fluctuate in value and the possible loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. An investment in a Fund may not grow as fast as the rate of inflation. Additionally, stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Funds' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A Fund's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby may adversely affect Fund performance. In addition, a high level of short-term trading may increase a Fund's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.

There may be additional risks applicable to a specific Fund because of its investment approach.

RISKS APPLICABLE TO ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

A risk of investing in the Fund is:

o the possibility of greater risk of a decrease in the value of your investment by investing in smaller, less-seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER MIDCAP GROWTH  INSTITUTIONAL  FUND

A risk of investing in the Fund is:

o the possibility of greater risk of a decrease in the value of your investment by investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER LARGECAP GROWTH INSTITUTIONAL FUND

The Fund's primary risks are those summarized above in "Risks Applicable to All Equity Funds."

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

RISKS APPLICABLE TO ALGER BALANCED INSTITUTIONAL FUND

The primary risks arising from the fixed-income portion of the Fund are:

o fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall;

o the potential for a decline in the Fund's market value in the event of an issuer's falling credit rating or actual default.

The primary risks for the equity portion of the Fund are those summarized above in "Risks Applicable to All Equity Funds."

This Fund may appeal to investors who seek some long-term capital growth while also maintaining exposure to more conservative, income-producing fixed-income investments.

RISKS APPLICABLE TO ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

Investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. Moreover, since the Fund normally invests only in companies it deems to be socially responsible, your return may be less than it would have been had you invested in a Fund which does not employ a social responsibility screen.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show each Fund's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables show the risk of investing in a Fund by comparing the Fund's performance over several periods with that of an appropriate benchmark index. The tables also show the effect of taxes on the Funds' returns by presenting after-tax returns. These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The returns assume reinvestment of dividends and distributions. Remember that a Fund's past performance (before or after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

--------------------------------------------------------------------------------
  ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

         [The table below represents a bar chart in the printed report.]

 3.51   60.83   14.83   14.21   25.01   52.16   -22.84   -27.98   -26.84  41.88
--------------------------------------------------------------------------------
   94      95      96      97      98      99      00       01      02      03

                                                            BEST QUARTER:
                                                            Q4 1998  30.16%

                                                            WORST QUARTER:
                                                            Q1 2001  -26.59%

  Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
Class I                                  1 Year     5 Years  10 Years  (11/8/93)
--------------------------------------------------------------------------------
SmallCap Growth
Return Before Taxes                      41.88%     (2.57%)    9.13%     9.56%
Return After Taxes on Distributions      41.88%     (3.41%)    7.61%     8.05%
Return After Taxes on Distributions
  and Sale of Fund Shares                27.22%     (2.45%)    7.36%     7.76%
Russell 2000 Growth Index                48.53%      0.86%     5.43%     5.42%


--------------------------------------------------------------------------------
  ALGER MIDCAP GROWTH INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

  9.77   51.89   15.19   20.25   39.21   41.77   16.95   -6.18   -29.46   45.66
--------------------------------------------------------------------------------
   94      95      96      97      98      99      00      01      02      03


                                                            BEST QUARTER:
                                                            Q4 1998  31.43%

                                                            WORST QUARTER:
                                                            Q3 2002  -18.35%

  Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
Class I                                  1 Year     5 Years  10 Years  (11/8/93)
--------------------------------------------------------------------------------
MidCap Growth
Return Before Taxes                      45.66%     9.83%      17.78%    18.00%
Return After Taxes on Distributions      45.66%     8.94%      13.81%    14.07%
Return After Taxes on Distributions
  and Sale of Fund Shares                29.68%     8.02%      13.29%    13.54%
Russell Midcap Growth Index              42.72%     2.01%       9.40%     9.49%

--------------------------------------------------------------------------------
  ALGER LARGECAP GROWTH INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

         [The table below represents a bar chart in the printed report.]

 -2.95   39.52   11.32   26.72   49.97   35.24   -13.85  -12.25  -33.91   34.37
--------------------------------------------------------------------------------
   94      95      96      97      98      99      00      01      02      03

                                                            BEST QUARTER:
                                                            Q4 1998  27.08%

                                                            WORST QUARTER:
                                                            Q3 2002  -20.58%


  Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
Class I                                  1 Year     5 Years  10 Years  (11/8/93)
--------------------------------------------------------------------------------
LargeCap Growth
Return Before Taxes                      34.37%     (1.91%)    10.03%    10.42%
Return After Taxes on Distributions      34.37%     (2.87%)     7.38%     7.80%
Return After Taxes on Distributions
  and Sale of Fund Shares                22.34%     (1.88%)     7.38%     7.75%
Russell 1000 Growth Index                29.76%     (5.11%)     9.21%     9.20%


--------------------------------------------------------------------------------
  ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

         [The table below represents a bar chart in the printed report.]

 -8.34   54.51   10.06   25.44   63.44   88.73   -25.88  -16.86  -34.42   34.24
--------------------------------------------------------------------------------
   94      95      96      97      98      99      00       01      02     03

                                                            BEST QUARTER:
                                                            Q4 1999  38.50%

                                                            WORST QUARTER:
                                                            Q4 2000  -22.97%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
Class I                                  1 Year     5 Years  10 Years  (11/8/93)
--------------------------------------------------------------------------------
Capital Appreciation
Return Before Taxes                      34.24%     0.47%      12.59%    13.11%
Return After Taxes on Distributions      34.24%     0.25%       8.89%     9.45%
Return After Taxes on Distributions
  and Sale of Fund Shares                22.26%     0.32%       8.73%     9.25%
Russell 3000 Growth Index                30.95%    (4.70%)      8.80%     8.79%

--------------------------------------------------------------------------------
  ALGER BALANCED INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

         [The table below represents a bar chart in the printed report.]

                         -13.29      -22.76       16.70
                        --------------------------------
                            01         02          03

                                                            BEST QUARTER:
                                                            Q2 2003  9.16%

                                                            WORST QUARTER:
                                                            Q3 2001 -10.98%


  Average Annual Total Return as of December 31, 2003


                                                                         Since
                                                                       Inception
Class I                                                1 Year          (12/4/00)
--------------------------------------------------------------------------------
Balanced
Return Before Taxes                                    16.70%           (8.36%)
Return After Taxes on Distributions                    16.68%           (8.37%)
Return After Taxes on Distributions and Sale
  of Fund Shares                                       10.86%           (7.01%)
Russell 1000 Growth Index                              29.76%           (9.99%)
Lehman Gov't/Credit Bond Index                          4.68%            8.46%


--------------------------------------------------------------------------------
  ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

         [The table below represents a bar chart in the printed report.]

                          -23.12     -41.13       32.69
                        --------------------------------
                            01         02          03


                                                            BEST QUARTER:
                                                            Q2 2003  16.08%

                                                            WORST QUARTER:
                                                            Q1 2001  -20.61%

  Average Annual Total Return as of December 31, 2003

                                                                        Since
                                                                      Inception
Class I                                                1 Year         (12/4/00)
--------------------------------------------------------------------------------
Socially Responsible Growth
Return Before Taxes                                    32.69%          (17.63%)
Return After Taxes on Distributions                    32.47%          (17.69%)
Return After Taxes on Distributions
  and Sale of Fund Shares                              21.24%          (14.51%)
Russell 3000 Growth Index                              30.95%           (8.71%)

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Funds. The following table shows the fees and expenses that you may incur if you buy and hold Class I shares of the Funds. There are no sales charges on purchases or redemptions.

Fee Waiver
and/or
Expense
Reimbursement*











                                                                 ANNUAL FUND OPERATING EXPENSES
                                                                 (as a percentage of average net assets)
                                              --------------------------------------------------------------------------
                            SHAREHOLDER FEES                                                  Total Fund   Fee Waiver
                            (fees paid                     Distri-   Shareholder              Annual       and/or
                            directly from     Management   bution    Servicing     Other      Operating    Expense         Net
                            your investment)  Fees         Fees      Fees          Expenses   Expenses     Reimbursement*  Expenses*
-----------------------------------------------------------------------------------------------------------------------------------
 ALGER SMALLCAP GROWTH
 INSTITUTIONAL FUND               None           .85%       None        .25%         .14%        1.24%         N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 ALGER MIDCAP GROWTH
 INSTITUTIONAL FUND               None           .80%       None        .25%         .12%        1.17%         N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 ALGER LARGECAP GROWTH
 INSTITUTIONAL FUND               None           .75%       None        .25%         .14%        1.14%         N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND               None           .85%       None        .25%         .13%        1.23%         N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
 ALGER BALANCED
 INSTITUTIONAL FUND               None           .75%       None        .25%        1.00%        2.00%         .75%         1.25%
-----------------------------------------------------------------------------------------------------------------------------------
 ALGER SOCIALLY RESPONSIBLE
 GROWTH INSTITUTIONAL FUND        None           .75%       None        .25%        1.26%        2.26%        1.01%         1.25%
-----------------------------------------------------------------------------------------------------------------------------------

* The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through October 31, 2004 to the extent necessary to limit the annual operating expenses of Class I shares of the Fund to 1.25%.

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class I shares of a Fund for the time periods indicated, regardless of whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                 1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

  ALGER SMALLCAP GROWTH
  INSTITUTIONAL FUND              $126          $393        $ 681      $1,500

  ALGER MIDCAP GROWTH
  INSTITUTIONAL FUND              $119          $372        $ 644      $1,420

  ALGER LARGECAP GROWTH
  INSTITUTIONAL FUND              $116          $362        $ 628      $1,386

  ALGER CAPITAL APPRECIATION
  INSTITUTIONAL FUND              $125          $390        $ 676      $1,489

  ALGER BALANCED
  INSTITUTIONAL FUND*             $127          $555       $1,008      $2,267

  ALGER SOCIALLY RESPONSIBLE
  GROWTH INSTITUTIONAL FUND*      $127          $609       $1,118      $2,517


* Absent first-year fee waivers and reimbursements, your costs would be:

  Alger Balanced
  Institutional Fund              $203          $627       $1,078      $2,327

  Alger Socially
  Responsible Growth
  Institutional Portfolio         $229          $706       $1,210      $2,595

Each Fund may compensate certain entities (other than the Distributor, Fred Alger & Company, Incorporated, and its affiliates) for providing recordkeeping and/or administrative services to participating institutional accounts holding Class I shares at an annual rate of up to .25% of the net asset value of Class I shares of the Fund held by those accounts. The Distributor may pay additional compensation from its own resources.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

The Funds may invest up to 100% of their assets in cash, high-grade bonds, or cash equivalents for temporary, defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Funds' assets from a temporary, unacceptable risk of loss, rather than directly to promote the Funds' investment objective. Such defensive measures, if employed, may result in the Fund not achieving its investment goals.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) approximately $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews and administers their investment programs. These management responsibilities are subject to the supervision of the Funds' Board of Trustees. The Funds have had the same manager since inception, and they pay the Manager fees at the following annual rates based on a percentage of average daily net assets: SmallCap Growth and Capital Appreciation--.85%; MidCap Growth--.80%; Balanced, Socially Responsible Growth and LargeCap Growth--.75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for all Funds, overseeing the investments of each Fund since September 2001. Mr Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Funds prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Kevin Collins, CFA, and Andrew Silverberg are the individuals responsible for the day-to-day management of Fund investments. Mr. Chung, manager of the MidCap Growth Fund and co-manager of the LargeCap Growth Fund since September 2001, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until September 2003, as portfolio manager since 2000, as Chief Investment Officer since 2001 and as President since September 2003. Mr. Hyun, manager of the Socially Responsible Growth and Capital Appreciation Funds and co-manager of the LargeCap Growth Fund since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and as a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Fund, has been employed by the Manager since September 2001, as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the SmallCap Growth Fund since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Balanced Fund since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Fund since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice
President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from September 1999 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Institutional Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and mis-leading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, Inc., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, Inc., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). Two of these related class actions, BILLMAN V. FRED ALGER MANAGEMENT, INC., and BUHS
V. FRED ALGER MANAGEMENT, INC., include the funds of The Alger Institutional Funds as defendants. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Funds generally value their assets on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by the Funds are valued on the basis of amortized cost.

--------------------------------------------------------------------------------
  NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends and distributions annually. It is expected that annual distributions to shareholders will consist primarily of capital gains in the case of each Fund other than Alger Balanced Institutional Fund, which is expected to have distributions consisting of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a Fund because of the classes' differing expenses.

Capital gains may be taxable to you at different rates, depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund); net investment income is taxable as ordinary income. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

CLASSES OF FUND SHARES

Each Fund offers two classes of shares: Class I shares and Class R shares. Only Class I shares are offered in this prospectus. Both classes are offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. The classes differ in that Class R shares are subject to a distribution fee. The expenses of Class I shares will be less than those of Class R shares.

PURCHASING AND REDEEMING FUND SHARES

The Funds are an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, and trusts funding charitable, religious and educational institutions. The minimum initial investment in the Funds is $100,000. The Distributor may, at its discretion, waive this minimum under special circumstances. For purposes of the minimum, the Distributor may treat appropriately-related investors--for example, trust funds of the same bank, separate accounts of the same insurance company, clients whose investments are managed by a single bank, insurance company, investment adviser or broker-dealer, or institutional clients of a financial intermediary that maintains an omnibus account with a Fund as a single investor.

The Funds' shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

A Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares or shares of other funds sponsored by the Manager.

Each Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Information for the period from commencement of operations through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SMALLCAP
INSTITUTIONAL PORTFOLIO)

CLASS I SHARES

                                                                        Year Ended October 31,
-----------------------------------------------------------------------------------------------------------
                                                2003            2002            2001             2000
                                              -------         -------         -------         --------
Net asset value, beginning of period          $ 10.97         $ 13.35         $ 23.78         $  22.82
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                    (0.12)(ii)      (0.13)(ii)      (0.08)(ii)       (0.06)(ii)
Net realized and unrealized gain (loss) on
  investments                                    4.25           (2.25)         (10.35)            2.50
-----------------------------------------------------------------------------------------------------------
Total from investment operations                 4.13           (2.38)         (10.43)            2.44
Distributions from net realized gains              --              --              --            (1.48)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 15.10         $ 10.97         $ 13.35         $  23.78
===========================================================================================================
Total Return                                     37.7%          (17.8%)         (43.9%)           10.1%
===========================================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)     $93,300         $62,780         $86,790         $187,973
===========================================================================================================
Ratio of expenses to average net assets          1.24%           1.25%           1.19%            1.17%
===========================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.99%)         (1.01%)         (0.46%)          (0.23%)
===========================================================================================================
Portfolio Turnover Rate                        139.97%         138.01%         191.89%          242.45%
===========================================================================================================

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares  outstanding during the period.

For a share outstanding throughout the period

                                                                                                                     From
                                                                                                         November 8, 1993
                                                                                                         (commencement of
                                                                                                           operations) to
                                                                                                              Oct. 31 (i)
--------------------------------------------------------------------------------------------------------------------------
                                                 1999            1998         1997         1996         1995        1994
                                               -------         -------      -------      -------      -------      ------
Net asset value, beginning of period           $ 16.37         $ 18.00      $ 17.87      $ 17.92      $ 10.83      $10.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (0.12)(ii)      (0.08)       (0.10)       (0.05)       (0.07)      (0.07)
Net realized and unrealized gain (loss) on
  investments                                     8.65            0.02         3.13         1.72         7.23        0.90
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  8.53           (0.06)        3.03         1.67         7.16        0.83
Distributions from net realized gains            (2.08)          (1.57)       (2.90)       (1.72)       (0.07)         --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 22.82         $ 16.37      $ 18.00      $ 17.87      $ 17.92      $10.83
==========================================================================================================================
Total Return                                      52.7%           (1.8%)       19.0%         9.2%        66.2%        8.3%
==========================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)      $63,711         $29,938      $31,499      $30,043      $23,002      $9,513
==========================================================================================================================
Ratio of expenses to average net assets           1.02%           1.03%        1.06%        1.05%        1.13%       1.47%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.57%)         (0.55%)      (0.62%)      (0.54%)      (0.73%)     (0.80%)
==========================================================================================================================
Portfolio Turnover Rate                         193.32%         169.97%      134.25%      182.49%      104.84%     186.76%
==========================================================================================================================

ALGER MIDCAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO)

CLASS I SHARES

                                                                        Year Ended October 31,
-----------------------------------------------------------------------------------------------------------
                                                 2003            2002            2001             2000
                                              -------         -------         -------         --------
Net asset value, beginning of period          $ 10.76         $ 13.34         $ 17.53         $  11.80
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                    (0.11)(ii)      (0.10)(ii)      (0.08)(ii)       (0.04)(ii)
Net realized and unrealized gain (loss)
  on investments                                 4.13           (2.48)          (3.44)            6.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations                 4.02           (2.58)          (3.52)            6.03
Distributions from net realized gains              --              --           (0.67)           (0.30)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 14.78         $ 10.76         $ 13.34         $  17.53
-----------------------------------------------------------------------------------------------------------
Total Return                                     37.4%          (19.3%)         (20.6%)           51.3%
-----------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)     $540,742        $215,727        $217,153        $177,566
===========================================================================================================
Ratio of expenses to average net assets          1.17%           1.17%           1.13%            1.12%
===========================================================================================================
Ratio of net investment income (loss)
  to average net assets                         (0.89%)         (0.81%)         (0.51%)          (0.24%)
===========================================================================================================
Portfolio Turnover Rate                        217.33%         284.69%         130.93%          113.14%
===========================================================================================================

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

For a share outstanding throughout the period


                                                                                                                    From
                                                                                                        November 8, 1993
                                                                                                        (commencement of
                                                                                                          operations) to
                                                                                                             Oct. 31 (i)
------------------------------------------------------------------------------------------------------------------------
                                                 1999            1998         1997         1996         1995        1994
                                              -------         -------      -------      -------      -------      ------
Net asset value, beginning of period          $  8.83         $ 11.36      $ 14.48      $ 16.34      $ 11.66      $10.00
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    (0.05)(ii)      (0.06)(ii)   (0.15)       (0.07)       (0.07)      (0.09)
Net realized and unrealized gain (loss)
  on investments                                 3.78            1.78         3.46         1.09         6.07        1.75
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 3.73            1.72         3.31         1.02         6.00        1.66
Distributions from net realized gains           (0.76)          (4.25)       (6.43)       (2.88)       (1.32)         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 11.80         $  8.83      $ 11.36      $ 14.48      $ 16.34      $11.66
========================================================================================================================
Total Return                                     42.4%           11.5%        28.6%         6.2%        54.1%       16.6%
========================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)     $28,233         $ 6,667      $ 6,435      $ 9,726      $10,914      $6,774
========================================================================================================================
Ratio of expenses to average net assets          1.23%           1.22%        1.31%        1.16%        1.23%       1.53%
========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                         (0.49%)         (0.52%)      (0.79%)      (0.45%)      (0.69%)     (0.89%)
========================================================================================================================
Portfolio Turnover Rate                        165.68%         184.23%      183.31%      170.21%      132.74%     134.06%
========================================================================================================================

ALGER LARGECAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO)

CLASS I SHARES

                                                                     Year Ended October 31,
----------------------------------------------------------------------------------------------------------
                                              2003            2002            2001             2000
                                             -------         -------         -------         --------
Net asset value, beginning of period         $  8.70         $ 11.63         $ 17.15         $  17.17
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (0.03)(ii)      (0.03)(ii)      (0.03)(ii)       (0.03)(ii)
Net realized and unrealized gain (loss)
  on investments                                2.04           (2.90)          (4.50)            1.92
----------------------------------------------------------------------------------------------------------
Total from investment operations                2.01           (2.93)          (4.53)            1.89
Distributions from net realized gains             --              --           (0.99)           (1.91)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 10.71         $  8.70         $ 11.63         $  17.15
==========================================================================================================
Total Return                                    23.1%          (25.2%)         (27.5%)           10.3%
==========================================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)    $91,588         $108,660        $97,308         $126,573
==========================================================================================================
Ratio of expenses to average net assets         1.14%           1.14%           1.09%            1.06%
==========================================================================================================
Ratio of net investment income (loss)
   to average net assets                       (0.31%)         (0.24%)         (0.20%)          (0.16%)
==========================================================================================================
Portfolio Turnover Rate                       255.49%         202.07%          89.54%          101.29%
==========================================================================================================

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

For a share outstanding throughout the period

                                                                                                                    From
                                                                                                        November 8, 1993
                                                                                                        (commencement of
                                                                                                          operations) to
                                                                                                             Oct. 31 (i)
------------------------------------------------------------------------------------------------------------------------
                                               1999            1998         1997         1996         1995        1994
                                              -------         -------      -------      -------      -------      ------
Net asset value, beginning of period          $ 12.37         $ 10.78      $  9.32      $ 11.65      $ 10.38      $10.00
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    (0.05)          (0.01)(ii)   (0.02)(ii)   (0.01)       (0.01)      (0.03)
Net realized and unrealized gain (loss)
  on investments                                 5.23            2.82         2.65         0.91         3.59        0.41
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 5.18            2.81         2.63         0.90         3.58        0.38
Distributions from net realized gains           (0.38)          (1.22)       (1.17)       (3.23)       (2.31)         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 17.17         $ 12.37      $ 10.78      $  9.32      $ 11.65      $10.38
========================================================================================================================
Total Return                                     42.0%           25.4%        28.8%         8.2%        37.1%        3.8%
========================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)     $72,746         $40,196      $22,922      $11,325      $13,042      $9,365
========================================================================================================================
Ratio of expenses to average net assets          1.07%           1.11%        1.13%        1.07%        1.11%       1.26%
========================================================================================================================
Ratio of net investment income (loss)
   to average net assets                        (0.39%)         (0.06%)      (0.22%)      (0.09%)      (0.18%)     (0.29%)
========================================================================================================================
Portfolio Turnover Rate                        143.80%         130.31%      159.38%      142.83%      133.42%     103.79%
========================================================================================================================

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND (FORMERLY ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO)

CLASS I SHARES

                                                                      Year Ended October 31,
----------------------------------------------------------------------------------------------------------
                                                2003            2002            2001             2000
                                             -------         -------         -------         --------
Net asset value, beginning of period         $  8.97         $ 11.66         $ 18.12         $  16.19
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (0.06)(ii)      (0.08)(ii)      (0.03)(ii)       (0.09)(ii)
Net realized and unrealized gain (loss) on
  investments                                   2.15           (2.61)          (6.37)            2.24
----------------------------------------------------------------------------------------------------------
Total from investment operations                2.09           (2.69)          (6.40)            2.15
Distributions from net realized gains             --              --           (0.06)           (0.22)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 11.06         $  8.97         $ 11.66         $  18.12
----------------------------------------------------------------------------------------------------------
Total Return                                    23.3%          (23.1%)         (35.4%)           13.1%
----------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)   $160,569        $132,010        $187,187         $279,916
==========================================================================================================
Ratio of expenses to average net assets         1.23%           1.23%           1.18%            1.14%
==========================================================================================================
Ratio of net investment income (loss)
  to average net assets                        (0.59%)         (0.73%)         (0.21%)          (0.43%)
==========================================================================================================
Portfolio Turnover Rate                       187.72%         180.39%         104.17%          144.16%
==========================================================================================================

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.


ALGER BALANCED INSTITUTIONAL FUND (FORMERLY ALGER BALANCED INSTITUTIONAL PORTFOLIO)

For a share outstanding throughout the period

CLASS I SHARES

                                                                From December 4,
                                                                       2000
                                                                  (commencement
                                          Year Ended October 31,  of operations)
                                          ---------------------   to October 31,
                                            2003         2002        2001 (i)
--------------------------------------------------------------------------------
Net asset value, beginning of period       $ 6.67       $ 8.20       $10.00
--------------------------------------------------------------------------------
Net investment income (loss)                (0.01)(ii)   (0.39)(ii)   (0.11)(ii)
Net realized and unrealized gain
  (loss) on investments                      0.75        (1.14)       (1.69)
--------------------------------------------------------------------------------
Total from investment operations             0.74        (1.53)       (1.80)
--------------------------------------------------------------------------------
Net asset value, end of period             $ 7.41       $ 6.67       $ 8.20
================================================================================
Total Return                                 11.1%       (18.7%)      (18.0%)
================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)  $1,409       $  225       $  108
================================================================================
Ratio of expenses to average net assets      2.00%        6.72%        3.13%
================================================================================
Ratio of net investment income to
  average net assets                        (0.15%)      (5.21%)      (1.44%)
================================================================================
Portfolio Turnover Rate                    149.42%      321.89%       15.99%
================================================================================

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

For a share outstanding throughout the period

                                                                                                                   From
                                                                                                       November 8, 1993
                                                                                                       (commencement of
                                                                                                         operations) to
                                                                                                            Oct. 31 (i)
------------------------------------------------------------------------------------------------------------------------
                                                1999            1998         1997         1996         1995        1994
                                             -------         -------      -------      -------      -------      ------
Net asset value, beginning of period         $  8.98         $  9.70      $  9.88      $ 12.72      $ 10.08      $10.00
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (0.09)(ii)      (0.08)(ii)   (0.10)(ii)   (0.07)       (0.19)      (0.23)
Net realized and unrealized gain (loss) on
  investments                                   7.63            2.96         2.51         0.83         5.30        0.31
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                7.54            2.88         2.41         0.76         5.11        0.08
Distributions from net realized gains          (0.33)          (3.60)       (2.59)       (3.60)       (2.47)         --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 16.19         $  8.98      $  9.70      $  9.88      $ 12.72      $10.08
========================================================================================================================
Total Return                                    84.3%           28.1%        26.1%         6.1%        54.4%        0.8%
========================================================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)    $96,711         $ 5,587      $ 4,520      $ 6,703      $ 8,116      $5,251
========================================================================================================================
Ratio of expenses to average net assets         1.29%           1.44%        1.62%        1.44%        2.70%       2.87%
========================================================================================================================
Ratio of net investment income (loss)
  to average net assets                        (0.59%)         (0.79%)      (1.02%)      (0.94%)      (2.32%)     (2.53%)
========================================================================================================================
Portfolio Turnover Rate                       155.40%         177.09%      159.56%      203.46%      188.53%     229.11%
========================================================================================================================


ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO)

For a share outstanding throughout the period

 CLASS I SHARES

                                                                From December 4,
                                                                       2000
                                                                  (commencement
                                          Year Ended October 31,  of operations)
                                          ---------------------   to October 31,
                                            2003         2002        2001 (i)
--------------------------------------------------------------------------------
Net asset value, beginning of period       $ 4.43       $ 6.37       $10.00
--------------------------------------------------------------------------------
Net investment income (loss)                (0.09)(ii)   (0.77)(ii)  $(0.30)(ii)
Net realized and unrealized gain
  (loss) on investments                      1.04        (1.17)       (3.33)
--------------------------------------------------------------------------------
Total from investment operations             0.95        (1.94)       (3.63)
--------------------------------------------------------------------------------
Net asset value, end of period               5.38       $ 4.43       $ 6.37
================================================================================
Total Return                                 21.4%       (30.5%)      (36.3%)
================================================================================
Ratios and Supplemental Data:
Net assets, end of period (000's omitted)  $1,277       $   46       $   77
================================================================================
Ratio of expenses to average net assets      2.26%       13.48%        5.31%
================================================================================
Ratio of net investment income (loss)
  to average net assets                     (1.69%)     (13.17%)      (4.75%)
================================================================================
Portfolio Turnover Rate                    187.82%      205.83%      114.33%
================================================================================

(i)  Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares  outstanding during the period.

FOR FUND INFORMATION:

BY TELEPHONE:     (800) 992-3362

BY MAIL:          The Alger Institutional Funds
                  111 Fifth Avenue
                  New York, NY 10003


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Funds and their policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period of the report. You can receive free copies of these reports by calling the Funds' toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.











DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
The Alger Institutional Funds

SEC File #811-7986

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.

We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and the following Alger affiliates: Fred Alger Management, Inc., Alger National Trust Company, Alger Shareholder Services, Inc., The Alger Funds, Spectra Fund, The Alger Institutional Funds, The Alger American Fund, The China-U.S. Growth Fund and Castle Convertible Fund, Inc. We are proud of our Policy and hope you will take a moment to read about it.

The type of personal information we collect and use varies depending on the Alger products or services you select. We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

o Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

o Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

o Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.


We may share your personal information with our affiliates so that they may process and service your transactions. However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

o To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

o To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

o  To financial  institutions that perform  marketing  services on our behalf or
   with  whom  we  have  joint   marketing   agreements  that  provide  for  the
   confidentiality of personal information.

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

              THIS POLICY STATEMENT IS NOT PART OF THE PROSPECTUS.

[ALGER LOGO]   Alger Shareholder Services, Inc.
               30 Montgomery Street
               Jersey City, NJ 07302














THIS IS NOT PART OF THE PROSPECTUS.
PIFI

                [LOGO] ALGER



                THE ALGER
                INSTITUTIONAL FUNDS
                CLASS R SHARES
                AVAILABLE FOR INVESTMENT BY INSTITUTIONAL
                INVESTORS

                PROSPECTUS ENCLOSED
                FEBRUARY 28, 2004

                ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
                ALGER MIDCAP GROWTH INSTITUTIONAL FUND
                ALGER LARGECAP GROWTH INSTITUTIONAL FUND
                ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
                ALGER BALANCED INSTITUTIONAL FUND
                ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

                THIS IS NOT PART OF THE PROSPECTUS.

                       ENCLOSED IS THE CURRENT PROSPECTUS.
           PLEASE KEEP IT WITH OTHER INVESTMENT RECORDS FOR REFERENCE.

                       THIS IS NOT PART OF THE PROSPECTUS.

                [LOGO] ALGER


                THE ALGER
                INSTITUTIONAL FUNDS

                CLASS R SHARES
                AVAILABLE FOR INVESTMENT BY INSTITUTIONAL
                INVESTORS

                PROSPECTUS
                FEBRUARY 28, 2004


                ALGER SMALLCAP GROWTH  INSTITUTIONAL FUND
                ALGER MIDCAP GROWTH INSTITUTIONAL FUND
                ALGER LARGECAP GROWTH INSTITUTIONAL FUND
                ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
                ALGER BALANCED INSTITUTIONAL FUND
                ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

                An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
1 ............... RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
      1 ......... INVESTMENTS

                  Alger SmallCap Growth Institutional Fund ................... 1
                  Alger MidCap Growth Institutional Fund ..................... 2
                  Alger LargeCap Growth Institutional Fund ................... 2
                  Alger Capital Appreciation Institutional Fund .............. 2
                  Alger Balanced Institutional Fund .......................... 2
                  Alger Socially Responsible Growth Institutional Fund ....... 3

      3 ......... RISKS

                  Alger SmallCap Growth Institutional Fund ................... 4
                  Alger MidCap Growth  Institutional Fund .................... 4
                  Alger LargeCap Growth Institutional Fund ................... 4
                  Alger Capital Appreciation Institutional Fund .............. 4
                  Alger Balanced Institutional Fund .......................... 4
                  Alger Socially Responsible Growth Institutional Fund ....... 4
      5 ......... PERFORMANCE
                  Alger SmallCap Growth Institutional Fund ................... 6
                  Alger MidCap Growth Institutional Fund ..................... 6
                  Alger LargeCap Growth Institutional Fund ................... 7
                  Alger Capital Appreciation Institutional Fund .............. 7
                  Alger Balanced Institutional Fund .......................... 8
                  Alger Socially Responsible Growth Institutional Fund ....... 8

9 ............... FEES AND EXPENSES

11 .............. MANAGEMENT AND ORGANIZATION
14 .............. SHAREHOLDER INFORMATION

                  Distributor ................................................14
                  Transfer Agent .............................................14
                  Classes of Fund Shares .....................................15
                  Purchasing and Redeeming Fund Shares .......................15

16 .............. FINANCIAL HIGHLIGHTS

                  Alger SmallCap Growth Institutional Fund ...................16
                  Alger MidCap Growth Institutional Fund .....................18
                  Alger LargeCap Growth Institutional Fund ...................20
                  Alger Capital Appreciation Institutional Fund ..............22
                  Alger Balanced Institutional Fund ..........................22
                  Alger Socially Responsible Growth Institutional Fund .......23

BACK COVER: ..... How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER INSTITUTIONAL FUNDS
The investment goal and primary approach of each Fund is discussed individually below. All of the Funds, with the exception of the fixed-income portion of the Balanced Institutional Fund, invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o  HIGH UNIT VOLUME GROWTH
   Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o  POSITIVE LIFE CYCLE CHANGE
   Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will generally dictate in which Fund(s) the securities will be placed. The market capitalization of a company is its price per share multiplied by the number of its outstanding shares.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SMALLCAP INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER SMALLCAP GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH:  The  Fund  focuses  on  small,   fast-growing  companies  that  offer
innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests primarily in the equity securities of small-capitalization companies. A small-capitalization company has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER MIDCAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER MIDCAP GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: The Fund focuses on midsize companies with promising growth potential. Under normal circumstances, the Fund invests primarily in the equity securities of medium-capitalization companies. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER LARGECAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER LARGECAP GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Fund invests primarily in the equity securities of large-capitalization companies. The Fund considers a large-capitalization company to have a market capitalization of $10 billion or greater.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND (FORMERLY ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: Under normal circumstances, the Fund invests in the equity securities of companies of any size which demonstrate promising growth potential.

ALGER BALANCED INSTITUTIONAL FUND (FORMERLY ALGER BALANCED INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER BALANCED INSTITUTIONAL FUND SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

APPROACH: The Fund focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Fund invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency. Ordinarily, at least 25% of the Fund's net assets are invested in fixed-income securities.

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO)

GOAL: THE ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

APPROACH: Under normal circumstances, the Fund invests primarily in equity securities of companies of any market capitalization that, in the opinion of the Fund's management, conduct their business in a socially responsible manner, while demonstrating promising growth potential. Socially responsible conduct extends to the areas of protection of the environment, fair labor practices, equal employment opportunity, the protection of consumers, and, more generally, the enhancement of the quality of life. For example, the Fund seeks to avoid investments in companies that consistently employ unfair labor practices or maintain practices that degrade the environment. The Fund does not invest in companies primarily engaged in the manufacturing or distribution of weapons, tobacco or alcohol or the operation of gambling establishments.

[GRAPHIC OMITTED]

RISKS

RISKS APPLICABLE TO ALL EQUITY FUNDS

As with any fund that invests in stocks, your investment may fluctuate in value and the possible loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. An investment in a Fund may not grow as fast as the rate of inflation. Additionally, stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the Funds' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A Fund's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby may adversely affect Fund performance. In addition, a high level of short-term trading may increase a Fund's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.

There may be additional risks applicable to a specific Fund because of its investment approach.

RISKS APPLICABLE TO ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
A risk of investing in the Fund is:

o the possibility of greater risk of a decrease in the value of your investment by investing in smaller, less-seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER MIDCAP GROWTH INSTITUTIONAL FUND

A risk of investing in the Fund is:

o the possibility of greater risk of a decrease in the value of your investment by investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER LARGECAP GROWTH INSTITUTIONAL FUND

The Fund's primary risks are those summarized above in "Risks Applicable to All Equity Funds."

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

RISKS APPLICABLE TO ALGER BALANCED INSTITUTIONAL FUND

The  primary  risks  arising  from  the fixed-income portion of the Fund are:

o fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall;

o the potential for a decline in the Fund's market value in the event of an issuer's falling credit rating or actual default.

The primary risks for the equity portion of the Fund are those summarized above in "Risks Applicable to All Equity Funds."

This Fund may appeal to investors who seek some long-term capital growth while also maintaining exposure to more conservative, income-producing fixed-income investments.

RISKS APPLICABLE TO ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

Investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. Moreover, since the portfolio normally invests only in companies it deems to be socially responsible, your return may be less than it would have been had you invested in a Fund which does not employ a social responsibility screen.

[GRAPHIC OMITTED]

PERFORMANCE

The following bar charts show each Fund's performance from year to year and give you some indication of the risks of investing in the Fund. They assume reinvestment of dividends and distributions.

The Average Annual Total Return tables show the risk of investing in a Fund by comparing the Fund's performance over several periods with that of an appropriate benchmark index. The tables also show the effect of taxes on the Funds' returns by presenting after-tax returns. These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The returns assume reinvestment of dividends and distributions. Remember that a Fund's past performance (before or after taxes) is not necessarily an indication of how it will perform in the future.

Information in the bar charts and tables is for each Fund's Class I shares, which are the only shares that have been outstanding for at least one year through December 31, 2003. Class I Shares are not offered in this prospectus. Because the expenses of Class R shares will be higher, their returns will be lower than those of Class I shares.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
Annual Total Return as of December 31 (%)

Class I

[GRAPHIC OF BAR CHART RENDERED HERE OMITTED]

  3.51   60.83  14.83  14.21  25.01  52.16  -22.84  -27.98  -26.84  -41.88
--------------------------------------------------------------------------------
   94     95     96      97     98     99     00       01     02       03


                                    Best Quarter:
                                   Q4 1998 30.16%

                                   WORST QUARTER:
                                   Q1 2001 -26.59%


 Average Annual Total Return as of December 31, 2003
                                                                       Since
                                                                     Inception
  Class I                            1 Year     5 Years   10 Years   (11/8/93)
--------------------------------------------------------------------------------
  SmallCap Growth
  Return Before Taxes                  41.88%     (2.57%)     9.13%      9.56%
  Return After Taxes on Distributions  41.88%     (3.41%)     7.61%      8.05%
  Return After Taxes on Distributions
    and Sale of Fund Shares            27.22%     (2.45%)     7.36%      7.76%
  Russell 2000 Growth Index            48.53%      0.86%      5.43%      5.42%

  ALGER MIDCAP GROWTH INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

  [GRAPHIC OF BAR CHART RENDERED HERE OMITTED]

  9.77   51.89  15.19  20.25  39.21  41.77  16.95    -6.18  -29.46   45.66
--------------------------------------------------------------------------------
   94     95     96      97     98     99     00       01     02       03


                                    BEST QUARTER:
                                   Q4 1998 31.43%

                                   WORST QUARTER:
                                   Q3 2002 -18.35%


AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                       Since
                                                                     Inception
  Class I                            1 Year     5 Years   10 Years   (11/8/93)
--------------------------------------------------------------------------------
  MidCap Growth
  Return Before Taxes                  45.66%      9.83%     17.78%     18.00%
  Return After Taxes on Distributions  45.66%      8.94%     13.81%     14.07%
  Return After Taxes on Distributions
    and Sale of Fund Shares            29.68%      8.02%     13.29%     13.54%
  Russell Midcap Growth Index          42.72%      2.01%      9.40%      9.49%

  ALGER LARGECAP GROWTH INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

 -2.95   39.52  11.32  26.72  49.97  35.24  -13.85  -12.25  -33.91   34.37
--------------------------------------------------------------------------------
   94     95     96      97     98     99     00       01     02       03

                                    BEST QUARTER:
                                   Q4 1998 27.08%

                                   WORST QUARTER:
                                   Q3 2002 -20.58%


  Average Annual Total Return as of December 31, 2003
                                                                       Since
                                                                     Inception
  Class I                            1 Year     5 Years   10 Years   (11/8/93)
--------------------------------------------------------------------------------
  LargeCap Growth
  Return Before Taxes                  34.37%     (1.91%)    10.03%     10.42%
  Return After Taxes on Distributions  34.37%     (2.87%)     7.38%      7.80%
  Return After Taxes on Distributions
    and Sale of Fund Shares            22.34%     (1.88%)     7.38%      7.75%
  Russell 1000 Growth Index            29.76%     (5.11%)     9.21%      9.20%


  ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I

 -8.34   54.51  10.06  25.44  63.44  88.73  -25.88  -16.86  -34.42   34.24
--------------------------------------------------------------------------------
   94     95     96      97     98     99     00       01     02       03

                                    BEST QUARTER:
                                   Q4 1999 38.50%

                                   WORST QUARTER:
                                   Q4 2000 -22.97%


  Average Annual Total Return as of December 31, 2003
                                                                       Since
                                                                     Inception
  Class I                            1 Year     5 Years   10 Years   (11/8/93)
--------------------------------------------------------------------------------
  Capital Appreciation
  Return Before Taxes                  34.24%      0.47%     12.59%     13.11%
  Return After Taxes on Distributions  34.24%      0.25%      8.89%      9.45%
  Return After Taxes on Distributions
    and Sale of Fund Shares            22.26%      0.32%      8.73%      9.25%
  Russell 3000 Growth Index            30.95%     (4.70%)     8.80%      8.79%

  ALGER BALANCED INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)

  Class I
                    -13.29   -22.76   16.70
--------------------------------------------------------------------------------
                      01       02       03



                                    BEST QUARTER:
                                    Q2 2003 9.16%

                                   WORST QUARTER:
                                   Q3 2001 -10.98%


  Average Annual Total Return as of December 31, 2003
                                                                      Since
                                                                    Inception
  Class I                                                1 Year     (12/4/00)
--------------------------------------------------------------------------------
  Balanced
  Return Before Taxes                                  16.70%           (8.36%)
  Return After Taxes on Distributions                  16.68%           (8.37%)
  Return After Taxes on Distributions and Sale
    of Fund Shares                                     10.86%           (7.01%)
  Russell 1000 Growth Index                            29.76%           (9.99%)
  Lehman Gov't/Credit Bond Index                        4.68%            8.46%

  ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
  Annual Total Return as of December 31 (%)


CLASS I

                    -23.12   -41.13   32.69
--------------------------------------------------------------------------------
                      01       02       03


                                    BEST QUARTER:
                                   Q2 2003 16.08%

                                   WORST QUARTER:
                                   Q1 2001 -20.61%

  Average Annual Total Return as of December 31, 2003
                                                                      Since
                                                                    Inception
  Class I                                                1 Year     (12/4/00)
--------------------------------------------------------------------------------
  Socially Responsible Growth
  Return Before Taxes                                  32.69%          (17.63%)
  Return After Taxes on Distributions                  32.47%          (17.69%)
  Return After Taxes on Distributions and Sale
    of Fund Shares                                     21.24%          (14.51%)
  Russell 3000 Growth Index                            30.95%           (8.71%)

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Funds. The following table shows the fees and expenses that you may incur if you buy and hold Class R shares of the Funds. There are no sales charges on purchases or redemptions.


                                           ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

                              SHAREHOLDER
                                 FEES
                              (fees paid                                                  Total Fund      Fee Waiver
                               directly                            Shareholder               Annual         and/or
                               from your  Management  Distribution  Servicing    Other     Operating       Expense          Net
                              investment)    Fees     (12b-1) Fees    Fees      Expenses    Expenses    Reimbursement*   Expenses*
------------------------------------------------------------------------------------------------------------------------------------
 ALGER SMALLCAP GROWTH
 INSTITUTIONAL FUND               None       .85%        .50%         .25%        .14%        1.74%          N/A            N/A

 ALGER MIDCAP GROWTH
 INSTITUTIONAL FUND               None       .80%        .50%         .25%        .11%        1.66%          N/A            N/A

 ALGER LARGECAP GROWTH
 INSTITUTIONAL FUND               None       .75%        .50%         .25%        .12%        1.62%          N/A            N/A

 ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND               None       .85%        .50%         .25%        .12%        1.72%          N/A            N/A

 ALGER BALANCED
 INSTITUTIONAL FUND               None       .75%        .50%         .25%       1.06%        2.56%          .81%          1.75%

 ALGER SOCIALLY
 RESPONSIBLE GROWTH
 INSTITUTIONAL FUND               None       .75%        .50%         .25%       1.42%        2.92%         1.17%          1.75%

------------------
* The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through October 31, 2004 to the extent necessary to limit the annual operating expenses of R shares of the Fund to 1.75%.

EXAMPLE

The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class R shares of a Fund for the time periods indicated, regardless of whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
  ALGER SMALLCAP GROWTH
  INSTITUTIONAL FUND              $177          $548        $  944     $2,052

  ALGER MIDCAP GROWTH
  INSTITUTIONAL FUND              $169          $523        $  902     $1,965

  ALGER LARGECAP GROWTH
  INSTITUTIONAL FUND              $165          $511        $  881     $1,922

  ALGER CAPITAL APPRECIATION
  INSTITUTIONAL FUND              $175          $542        $  933     $2,030

  ALGER BALANCED
  INSTITUTIONAL FUND*             $178          $719        $1,288     $2,835

  ALGER SOCIALLY RESPONSIBLE
  GROWTH INSTITUTIONAL FUND*      $178          $793        $1,435     $3,159

------------------
* Absent first-year fee waivers and reimbursements, your costs would be as follows:

--------------------------------------------------------------------------------
  ALGER BALANCED
  INSTITUTIONAL FUND              $259          $796       $1,360      $2,895

  ALGER SOCIALLY
  RESPONSIBLE GROWTH
  EQUITY FUND                     $295          $904       $1,538      $3,242
--------------------------------------------------------------------------------

Each Fund may compensate certain entities (other than the Distributor, Fred Alger & Company, Incorporated, and its affiliates) for providing recordkeeping and/or administrative services to participating institutional accounts holding Class R shares at an annual rate of up to .25% of the net asset value of Class R shares of the Fund held by those accounts. The Distributor may pay additional compensation from its own resources.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

The Funds may invest up to 100% of their assets in cash, high-grade bonds, or cash equivalents for temporary, defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Funds' assets from a temporary, unacceptable risk of loss, rather than directly to promote the Funds' investment objective. Such defensive measures, if employed, may result in the Fund not achieving its investment goals.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information (see back cover).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) approximately $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews and administers their investment programs. These management responsibilities are subject to the supervision of the Funds' Board of Trustees. The Funds have had the same manager since inception, and they pay the Manager fees at the following annual rates based on a percentage of average daily net assets: SmallCap Growth and Capital Appreciation--.85%; MidCap Growth--.80%; Balanced, Socially Responsible Growth and LargeCap Growth--.75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for all Funds, overseeing the investments of each Fund since September 2001. Mr Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Funds prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Kevin Collins, CFA, and Andrew Silverberg are the individuals responsible for the day-to-day management of Fund investments. Mr. Chung, manager of the MidCap Growth Fund and co-manager of the LargeCap Growth Fund since September 2001, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until September 2003, as portfolio manager since 2000, as Chief Investment Officer since 2001 and as President since September 2003. Mr. Hyun, manager of the Socially Responsible Growth and Capital Appreciation Funds and co-manager of the LargeCap Growth Fund since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997, as a Senior Vice President and portfolio manager from 1997 until June 2000, and a portfolio manager at Oppenheimer Funds from June 2000 until September 2001. Ms. Barbi, co-manager of the Balanced Fund, has been employed by the Manager since September 2001, as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the

SmallCap Growth Fund since November 2001, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001. Mr. Collins, co-manager of the Balanced Fund since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Fund since September 2003, has been employed by the Manager as an analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from September 1999 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Institutional Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10,

2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DeMayo lawsuit and seeking substantially similar relief:
Billman v. Fred Alger Management, Inc., 03 CV 9167 (filed November 13, 2003), Buhs v. Fred Alger Management, Inc., 03 CV 8959 (filed November 13, 2003), Crocket v. Alger Small Portfolio, 03 CV 9915 (filed December 12, 2003), Friedman
v. Alger Small Portfolio, 03 CV 9426 (filed November 25, 2003), Garfield v. Fred Alger Management, Inc, et al, 03 CV 9239 (filed November 20, 2003), Henzel v. Alger Small Portfolio, et al, 03 CV 8747 (filed November 5, 2003), Johnson v.
Alger Small Portfolio, et al, 03 CV 9858 (filed December 11, 2003), and Neeyaf Distributing v. Alger Small Portfolio, 03 CV 9501 (filed November 26, 2003). Two of these related class actions, Billman v. Fred Alger Management, Inc., and Buhs
v. Fred Alger Management, Inc., include the funds of The Alger Institutional Funds as defendants. All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The Funds generally value their assets on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. Short-term money market instruments held by the Funds are valued on the basis of amortized cost.

  NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends and distributions annually. It is expected that annual distributions to shareholders will consist primarily of capital gains in the case of each Fund other than Alger Balanced Institutional Fund, which is expected to have distributions consisting of both capital gains and net investment income. Dividends and distributions may differ between classes of shares of a Fund because of the classes' differing expenses.

Capital gains may be taxable to you at different rates, depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund); net investment income is taxable as ordinary income. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their plan accounts.

Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

CLASSES OF FUND SHARES

Each Fund offers two classes of shares: Class I shares and Class R shares. Only Class R shares are offered in this prospectus. Both classes are offered only to institutional investors including, but not limited to, qualified pension and retirement plans. The classes differ in that, pursuant to a plan adopted under Rule 12b-1 under the Investment Company Act, only Class R shares pay a distribution fee out of their assets on an ongoing basis to compensate financial intermediaries for distribution assistance and shareholder services. Over time, these fees will increase the cost of an investment in Class R shares and may cost an investor more than paying other types of sales charges. The expenses of Class I shares will be less than those of Class R shares.

PURCHASING AND REDEEMING FUND SHARES

The Funds are an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, and trusts funding charitable, religious and educational institutions. The minimum initial investment in the Funds is $100,000. The Distributor may, at its discretion, waive this minimum under special circumstances. For purposes of the minimum, the Distributor may treat appropriately-related investors--for example, trust funds of the same bank, separate accounts of the same insurance company, clients whose investments are managed by a single bank, insurance company, investment adviser or broker-dealer, or institutional clients of a financial intermediary that maintains an omnibus account with a Fund--as a single investor. Class R shares are currently available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or the Distributor specifically for such orders.

The Funds' shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

A Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares or shares of other funds sponsored by the Manager.

Each Fund may redeem some shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Information for the period from commencement of operations through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SMALLCAP INSTITUTIONAL PORTFOLIO)

                                            CLASS R                                CLASS I
                                        ----------------   -------------------------------------------------------------------------
                                              From
                                        January 27, 2003
                                        (commencement of
                                          operations to
                                           Oct. 31 (i)                      Year Ended October 31,
------------------------------------------------------------------------------------------------------------------------------------
                                              2003           2003           2002            2001           2000           1999
                                            -------        --------        -------        -------         -------        -------
 Net asset value, beginning of period       $ 10.72        $  10.97       $  13.35        $ 23.78        $  22.82        $ 16.37
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.14)(ii)      (0.12)(ii)     (0.13)(ii)     (0.08)(ii)      (0.06)(ii)    (0.12)(ii)
 Net realized and unrealized gain (loss)
   on investments                              4.47            4.25          (2.25)        (10.35)           2.50           8.65
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              4.33            4.13          (2.38)        (10.43)           2.44           8.53
 Distributions from net realized gains           --              --             --             --           (1.48)         (2.08)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 15.05        $  15.10       $  10.97        $ 13.35        $  23.78        $ 22.82
====================================================================================================================================
 Total Return                                  40.4%           37.7%         (17.8%)        (43.9%)          10.1%          52.7%
====================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $    70        $ 93,300       $ 62,780        $86,790        $187,973        $63,711
====================================================================================================================================
 Ratio of expenses to average net assets       1.74%           1.24%          1.25%          1.19%           1.17%          1.02%
====================================================================================================================================
 Ratio of net investment income (loss) to
   average net assets                         (1.49%)         (0.99%)        (1.01%)        (0.46%)         (0.23%)        (0.57%)
====================================================================================================================================
 Portfolio Turnover Rate                     139.97%         139.97%        138.01%        191.89%         242.45%        193.32%
====================================================================================================================================

                                                            CLASS I
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    From
                                                                                                               November 8, 1993
                                                                                                              (commencement of
                                                                                                                operations to
                                                                                                                 Oct. 31 (i)
                                              1998             1997             1996              1995              1994
                                            -------         --------          -------           -------           -------
 Net asset value, beginning of period       $ 18.00          $ 17.87          $ 17.92           $ 10.83           $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.08)           (0.10)           (0.05)            (0.07)            (0.07)
 Net realized and unrealized gain (loss)
   on investments                              0.02             3.13             1.72              7.23              0.90
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations             (0.06)            3.03             1.67              7.16              0.83
 Distributions from net realized gains        (1.57)           (2.90)           (1.72)            (0.07)               --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 16.37          $ 18.00          $ 17.87           $ 17.92           $ 10.83
===============================================================================================================================
 Total Return                                  (1.8%)           19.0%             9.2%             66.2%              8.3%
===============================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $29,938          $31,499          $30,043           $23,002           $ 9,513
===============================================================================================================================
 Ratio of expenses to average net assets       1.03%            1.06%            1.05%             1.13%             1.47%
===============================================================================================================================
 Ratio of net investment income (loss) to
   average net assets                         (0.55%)          (0.62%)          (0.54%)           (0.73%)           (0.80%)
===============================================================================================================================
 Portfolio Turnover Rate                     169.97%          134.25%          182.49%           104.84%           186.76%
===============================================================================================================================

(i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


16                                                                            17

ALGER MIDCAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER MIDCAP GROWTH INSTITUTIONAL PORTFOLIO)


                                            CLASS R                                CLASS I
                                        ----------------   -------------------------------------------------------------------------
                                              From
                                        January 27, 2003
                                        (commencement of
                                          operations to
                                           Oct. 31 (i)                      Year Ended October 31,
------------------------------------------------------------------------------------------------------------------------------------
                                              2003           2003           2002            2001           2000           1999
                                            -------        --------        -------        -------         -------        -------
 Net asset value, beginning of period       $ 10.25        $  10.76       $  13.34       $  17.53        $  11.80      $ 8.83
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.14)(ii)      (0.11)(ii)     (0.10)(ii)     (0.08)(ii)      (0.04)(ii)    (0.05)(ii)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
   on investments                              4.62            4.13          (2.48)         (3.44)           6.07          3.78
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              4.48            4.02          (2.58)         (3.52)           6.03          3.73
 Distributions from net realized gains           --              --             --          (0.67)          (0.30)        (0.76)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 14.73        $  14.78       $  10.76       $  13.34        $  17.53      $  11.80
====================================================================================================================================
 Total Return                                  43.7%           37.4%         (19.3%)        (20.6%)          51.3%         42.4%
====================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $   790        $540,742       $215,727       $217,153        $177,566      $ 28,233
====================================================================================================================================
 Ratio of expenses to average net assets       1.66%           1.17%          1.17%          1.13%           1.12%         1.23%
====================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       (1.40%)         (0.89%)        (0.81%)        (0.51%)         (0.24%)       (0.49%)
====================================================================================================================================
 Portfolio Turnover Rate                     217.33%         217.33%        284.69%        130.93%         113.14%       165.68%
====================================================================================================================================


                                                            CLASS I
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    From
                                                                                                               November 8, 1993
                                                                                                              (commencement of
                                                                                                                operations to
                                                                                                                 Oct. 31 (i)
------------------------------------------------------------------------------------------------------------------------------------
                                              1998             1997             1996              1995              1994
                                            -------         --------          -------           -------           -------
 Net asset value, beginning of period       $ 11.36        $   14.48          $ 16.34          $ 11.66            $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.06)(ii)       (0.15)           (0.07)            (0.07)            (0.09)
 Net realized and unrealized gain (loss)
   on investments                              1.78             3.46             1.09              6.07              1.75
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              1.72             3.31             1.02              6.00              1.66
 Distributions from net realized gains        (4.25)           (6.43)           (2.88)            (1.32)               --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $  8.83        $   11.36          $ 14.48          $  16.34           $ 11.66
====================================================================================================================================
 Total Return                                  11.5%            28.6%             6.2%             54.1%             16.6%
====================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $ 6,667        $   6,435          $ 9,726          $ 10,914           $ 6,774
====================================================================================================================================
 Ratio of expenses to average net assets       1.22%            1.31%            1.16%             1.23%             1.53%
====================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       (0.52%)          (0.79%)          (0.45%)           (0.69%)           (0.89%)
====================================================================================================================================
 Portfolio Turnover Rate                     184.23%          183.31%          170.21%           132.74%           134.06%
====================================================================================================================================

(i) Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.


18                                                                            19

ALGER LARGECAP GROWTH INSTITUTIONAL FUND (FORMERLY ALGER LARGECAP GROWTH INSTITUTIONAL PORTFOLIO)

                                            CLASS R                                CLASS I
                                              From
                                        January 27, 2003
                                        (commencement of
                                          operations to
                                           Oct. 31 (i)                      Year Ended October 31,
--------------------------------------------------------------------------------------------------------------------------------
                                              2003           2003           2002            2001           2000           1999
                                            -------        --------        -------        -------         -------        -------
 Net asset value, beginning of period       $  8.12         $  8.70       $  11.63        $ 17.15        $  17.17     $ 12.37
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.06)(ii)      (0.03)(ii)     (0.03)(ii)     (0.03)(ii)      (0.03)(ii)    (0.05)
 Net realized and unrealized gain (loss)
   on investments                              2.60            2.04          (2.90)         (4.50)           1.92          5.23
--------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              2.54            2.01          (2.93)         (4.53)           1.89          5.18
 Distributions from net realized gains           --              --             --          (0.99)          (1.91)        (0.38)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 10.66         $ 10.71       $   8.70        $ 11.63        $  17.15     $   17.17
================================================================================================================================
 Total Return                                  31.3%           23.1%         (25.2%)        (27.5%)          10.3%         42.0%
================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $   133         $91,588       $108,660        $97,308        $126,573     $  72,746
================================================================================================================================
 Ratio of expenses to average net assets       1.62%           1.14%          1.14%          1.09%           1.06%         1.07%
================================================================================================================================
 Ratio of net investment income (loss)
   to average net assets                      (0.84%)         (0.31%)        (0.24%)        (0.20%)         (0.16%)       (0.39%)
================================================================================================================================
 Portfolio Turnover Rate                     255.49%         255.49%        202.07%         89.54%         101.29%       143.80%
================================================================================================================================

                                                            CLASS I
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                           From
                                                                                                      November 8, 1993
                                                                                                     (commencement of
                                                                                                       operations to
                                                                                                        Oct. 31 (i)
-------------------------------------------------------------------------------------------------------------------------------
                                              1998            1997           1996           1995           1994
                                            -------        --------        -------         -------        -------
 Net asset value, beginning of period       $ 10.78        $   9.32       $  11.65        $ 10.38         $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.01)(ii)      (0.02)(ii)     (0.01)         (0.01)          (0.03)
 Net realized and unrealized gain (loss)
   on investments                              2.82            2.65           0.91           3.59            0.41
-------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              2.81            2.63           0.90           3.58            0.38
 Distributions from net realized gains        (1.22)          (1.17)         (3.23)         (2.31)             --
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 12.37        $  10.78       $   9.32        $ 11.65         $ 10.38
===============================================================================================================================
 Total Return                                  25.4%           28.8%           8.2%          37.1%            3.8%
===============================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $40,196        $ 22,922       $ 11,325        $13,042         $ 9,365
===============================================================================================================================
 Ratio of expenses to average net assets       1.11%           1.13%          1.07%          1.11%           1.26%
===============================================================================================================================
 Ratio of net investment income (loss)
   to average net assets                      (0.06%)         (0.22%)        (0.09%)        (0.18%)         (0.29%)
===============================================================================================================================
 Portfolio Turnover Rate                     130.31%         159.38%        142.83%        133.42%         103.79%
===============================================================================================================================


(i) Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

20                                                                            21

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND (FORMERLY ALGER CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO)

                                            CLASS R                                CLASS I
                                              From
                                        January 27, 2003
                                        (commencement of
                                          operations to
                                           Oct. 31 (i)                      Year Ended October 31,
------------------------------------------------------------------------------------------------------------------------------------
                                              2003           2003           2002            2001           2000           1999
                                            -------        --------        -------        -------         -------        -------
 Net asset value, beginning of period       $  8.36        $   8.97       $  11.66       $  18.12        $  16.19      $   8.98
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.08)(ii)      (0.06)(ii)     (0.08)(ii)     (0.03)(ii)      (0.09)(ii)    (0.09)(ii)
 Net realized and unrealized gain (loss) on
   investments                                 2.73            2.15          (2.61)         (6.37)           2.24          7.63
------------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations              2.65            2.09          (2.69)         (6.40)           2.15          7.54
 Distributions from net realized gains           --              --          --             (0.06)          (0.22)        (0.33)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $ 11.01        $  11.06       $   8.97       $  11.66        $  18.12      $  16.19
====================================================================================================================================
 Total Return                                  31.7%           23.3%         (23.1%)        (35.4%)          13.1%         84.3%
====================================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $    66        $160,569       $132,010       $187,187        $279,916      $ 96,711
====================================================================================================================================
 Ratio of expenses to average net assets       1.72%           1.23%          1.23%          1.18%           1.14%         1.29%
====================================================================================================================================
 Ratio of net investment income (loss)
   to average net assets                      (1.01%)         (0.59%)        (0.73%)        (0.21%)         (0.43%)       (0.59%)
====================================================================================================================================
 Portfolio Turnover Rate                     187.72%         187.72%        180.39%        104.17%         144.16%       155.40%
====================================================================================================================================

For a share outstanding throughout the period


                                                            CLASS I
----------------------------------------------------------------------------------------------------------------------
                                                                                                           From
                                                                                                      November 8, 1993
                                                                                                     (commencement of
                                                                                                       operations to
                                                                                                        Oct. 31 (i)
----------------------------------------------------------------------------------------------------------------------
                                              1998            1997           1996           1995           1994
                                            -------        --------        -------         -------        -------
 Net asset value, beginning of period       $  9.70        $   9.88        $ 12.72        $ 10.08         $ 10.00
----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.08)(ii)      (0.10)(ii)     (0.07)         (0.19)          (0.23)
 Net realized and unrealized gain (loss) on
   investments                                 2.96            2.51           0.83           5.30            0.31
----------------------------------------------------------------------------------------------------------------------
 Total from investment operations              2.88            2.41           0.76           5.11            0.08
 Distributions from net realized gains        (3.60)          (2.59)         (3.60)         (2.47)             --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  8.98        $   9.70        $  9.88        $ 12.72         $ 10.08
======================================================================================================================
 Total Return                                  28.1%           26.1%           6.1%          54.4%            0.8%
======================================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period (000's omitted)  $ 5,587        $  4,520        $ 6,703        $ 8,116         $ 5,251
======================================================================================================================
 Ratio of expenses to average net assets       1.44%           1.62%          1.44%          2.70%           2.87%
======================================================================================================================
 Ratio of net investment income (loss)
   to average net assets                      (0.79%)         (1.02%)        (0.94%)        (2.32%)         (2.53%)
======================================================================================================================
 Portfolio Turnover Rate                     177.09%         159.56%        203.46%        188.53%         229.11%
======================================================================================================================


(i)  Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


ALGER BALANCED INSTITUTIONAL FUND (FORMERLY ALGER BALANCED INSTITUTIONAL PORTFOLIO)
For a share outstanding throughout the period


                                             CLASS R                           CLASS I
                                       ---------------       ---------------------------------------------
                                              From                                           From
                                        January 27, 2003                              December 4, 2000
                                        (commencement of                              (commencement of
                                         operations to        Year Ended October 31,    operations) to
                                       October 31, 2003 (i)   2003            2002    October 31, 2001 (i)
                                       --------------------   ---------------------   --------------------
 Net asset value, beginning of period        $ 6.43          $ 6.67         $ 8.20        $ 10.00
----------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.04)(ii)      (0.01)(ii)     (0.39)(ii)     (0.11)(ii)
 Net realized and unrealized gain (loss)
   on investments                              0.99            0.75          (1.14)         (1.69)
----------------------------------------------------------------------------------------------------------
 Total from investment operations              0.95            0.74          (1.53)         (1.80)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 7.38          $ 7.41         $ 6.67        $  8.20
==========================================================================================================
 Total Return                                  14.8%           11.1%         (18.7%)       (18.0%)
==========================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
  (000's omitted)                            $   58          $1,409         $  225        $   108
----------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets       2.56%           2.00%          6.72%          3.13%
==========================================================================================================
 Ratio of net investment income to average
   net assets                                  0.74%          (0.15%)        (5.21%)        (1.44%)
==========================================================================================================
 Portfolio Turnover Rate                     149.42%         149.42%        321.89%         15.99%
==========================================================================================================

(i)  Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND (FORMERLY ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL PORTFOLIO)
For a share outstanding throughout the period

                                             CLASS R                           CLASS I
                                       ---------------       --------------------------------------------
                                              From                                           From
                                        January 27, 2003                              December 4, 2000
                                        (commencement of                              (commencement of
                                         operations to        Year Ended October 31,    operations) to
                                       October 31, 2003 (i)   2003            2002    October 31, 2001 (i
                                       --------------------   ---------------------   -------------------
 Net asset value, beginning of period        $ 4.13          $ 4.43         $ 6.37        $ 10.00
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                 (0.08)(ii)      (0.09)(ii)     (0.77)(ii)     (0.30)(ii)
 Net realized and unrealized gain (loss)
   on investments                              1.32            1.04          (1.17)         (3.33)
---------------------------------------------------------------------------------------------------------
 Total from investment operations              1.24            0.95          (1.94)         (3.63)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $ 5.37          $ 5.38         $ 4.43        $  6.37
=========================================================================================================
 Total Return                                  30.0%           21.4%        (30.5%)         (36.3%)
=========================================================================================================
 Ratios and Supplemental Data:
 Net assets, end of period
   (000's omitted)                           $   66          $1,277         $   46        $    77
---------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets       2.92%           2.26%         13.48%          5.31%
=========================================================================================================
 Ratio of net investment income (loss)
   to average net assets                      (2.29%)         (1.69%)       (13.17%)        (4.75%)
=========================================================================================================
Portfolio Turnover Rate                      187.82%         187.82%        205.83%        114.33%
=========================================================================================================

(i)  Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


22                                                                            23

FOR FUND INFORMATION:

BY TELEPHONE:     (800) 992-3362

BY MAIL:          The Alger Institutional Funds
                  111 Fifth Avenue
                  New York, NY 10003

STATEMENT OF ADDITIONAL INFORMATION
For more detailed information about the Funds and their policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period of the report. You can receive free copies of these reports by calling the Funds' toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 942-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
The Alger Institutional Funds

SEC File #811-7986

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.

We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and the following Alger affiliates: Fred Alger Management, Inc., Alger National Trust Company, Alger Shareholder Services, Inc., The Alger Funds, Spectra Fund, The Alger Institutional Funds, The Alger American Fund, The China-U.S. Growth Fund and Castle Convertible Fund, Inc. We are proud of our Policy and hope you will take a moment to read about it.

The type of personal information we collect and use varies depending on the Alger products or services you select. We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

o Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

o Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

o Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.

We may share your personal information with our affiliates so that they may process and service your transactions. However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

o To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

o To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

o  To financial  institutions that perform  marketing  services on our behalf or
   with  whom  we  have  joint   marketing   agreements  that  provide  for  the
   confidentiality of personal information.

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

              THIS POLICY STATEMENT IS NOT PART OF THE PROSPECTUS.